Contents of Significant Accounts - Reconciliation Between Income Tax Expense and Income Before Tax At UMC's Applicable Tax Rate (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 48,081,667	$ 1,532,728	$ 57,044,820	$ 68,450,404
At UMC's statutory income tax rate	9,616,333		11,408,964	13,690,081
Adjustments in respect of current income tax of prior periods	183,830		(124,430)	(217,891)
Net changes in loss carry-forward and investment tax credits	(5,737,173)		(2,026,085)	(2,179,234)
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	(3,354,038)		559,386	211,639
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(617,013)		(472,756)	(1,428,035)
Investment loss (gain)	6,941,947		205,207	(755,800)
Dividend income	(224,961)		(231,267)	(323,182)
Others	(32,566)		(610,092)	(145,520)
Basic tax	12,095		13,414	43,506
Estimated income tax on unappropriated earnings	(210,104)		(743,264)	(1,160,324)
Deferred income tax related to changes in tax rates	(15,461)		68	0
Effect of different tax rates applicable to UMC and its subsidiaries	896,819		15,673	234,510
Taxes withheld in other jurisdictions	105,847		44,489	38,346
Others	337,299		330,887	303,174
Income tax expense recorded in profit or loss	$ 7,902,854	$ 251,924	$ 8,370,194	$ 8,311,270